Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Crown City Pictures, INC.
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001205332
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	31,242,175
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Assets
Cash	$ 946	$ 0
Total Current Assets	946	0
Non-current Assets
Property, plant and equipment	2,648	2,688	[1]
Total non-current assets	2,648	2,688
Total Assets	3,594	2,688
Current Liabilities
Accounts payable and accrued liabilities	154,462	66,386
Accrued interest payable	2,389	945
Due to related party	68,313	72,261
Total Current Liabilities	225,164	139,592
Noncurrent Liabilities
Notes payable	69,012	4,167	[2]
Total Noncurrent Liabilities	69,012	4,167
Total Liabilities	294,176	143,759
Stockholder's Equity (Deficit)
Common Stock	3,124	3,124	[3]
Preferred Stock	100	100	[4]
Additional paid in capital	37,616	37,616
Deficit accumulated during the development stage	(331,422)	(181,911)
Total Stockholders' Equity (Deficit)	(290,582)	(141,071)
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,594	$ 2,688

[1]	Net of accumulated depreciation of $5,374 and $4,608
[2]	Net of debt discount of $0 and $33,333
[3]	$0.0001 par value; 50,000,000 shares authorized, 31,242,175 shares issued and outstanding
[4]	$0.0001 par value; 1,000,000 shares authorized and outstanding

CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net Income (Loss)
Revenues	$ 4,590	$ 0	$ 31,659	$ 0	$ 35,409
General & Administrative
Depreciation	383	116	766	116	1,593
Consulting	54,183	0	88,146	0	196,946
Rent	0	0	0	0	31,463
General and administrative	9,317	96	57,010	96	96,467
Total Expenses	63,883	212	145,921	212	326,471
Loss from operations	(59,293)	(212)	(114,262)	(212)	(291,062)
Other Income and Expenses
Interest, net	(30,423)	0	(35,249)	0	(40,361)
Net income (loss)	$ (89,716)	$ (212)	$ (149,511)	$ (212)	$ (331,422)
Earnings Per Share:
Net loss per common share (basic and diluted)	$ (0.003)	$ 0	$ (0.005)	$ 0	$ 0

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Total
Notes payable with beneficial conversion feature at Apr. 26, 2011
Stock issued during period, Value, acquisitions	$ 100	$ 3,124	$ (3,224)	$ 0	$ 0
Stock issued during period, Shares, acquisitions	1,000,000	31,242,175	0	0	32,242,175
Adjustments to paid in capital other	0	0	3,340	0	3,340	[1]
Net income (loss) qualified	0	0	0	(181,911)	(181,911)
Stockholders' Equity at Dec. 31, 2011	100	3,124	37,616	(181,911)	(141,071)
Notes payable with beneficial conversion feature at Dec. 31, 2011	0	0	37,500	0	37,500
Shares issued, at Dec. 31, 2011	1,000,000	31,242,175	0	0	32,242,175
Net income (loss) qualified	0	0	0	(149,511)	(149,511)
Stockholders' Equity at Jun. 30, 2012	$ 100	$ 3,124	$ 37,616	$ (331,422)	$ (290,582)
Shares issued, at Jun. 30, 2012	1,000,000	31,242,175	0	0	32,242,175

[1]	Acquisition of United Front, LLC and capital contributions

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net Income (loss)	$ (89,716)	$ (212)	$ (149,511)	$ (212)	$ (331,422)
Depreciation	383	116	766	116	1,593
Amortization of debt discount			33,333	0	37,500
Accounts payable and accrued expenses			96,032	0	162,890
Other assets			0	0	37,973
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES			(19,380)	(96)	(91,466)
Increase in fixed assets			(726)	0	(1,088)
NET CASH PROVIDED BY INVESTING ACTIVITIES			(726)	0	(1,088)
Capital Contributions			21,052	397	93,500
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES			21,052	397	93,500
Increase (Decrease) in cash and cash equivalents			946	301	946
Cash and Cash Equivalents, at Carrying Value, Beginning Balance			0	0	0
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 946	$ 301	$ 946	$ 301	$ 946

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001
Common Shares authorized	50,000,000	50,000,000
Common Shares issued	31,242,175	31,242,175
Common Shares outstanding	31,242,175	31,242,175
Preferred stock, par value	$ 0.001	$ 0.001
Preferred Shares authorized	1,000,000	1,000,000
Preferred Shares issued	1,000,000	1,000,000
Preferred Shares outstanding	1,000,000	1,000,000

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Nature of Operations

ORGANIZATION AND NATURE OF BUSINESS

On June 30, 2011, American Post Tension, Inc.( “APTI,” “Registrant”, or “the Company”), a Delaware Corporation, acquired all of the issued and outstanding stock of Crown City Pictures, Inc., a Florida corporation (“Crown City Florida”), from Crown City Holdings, Inc. (“Holdings”) in exchange for 20,000,000 shares of Registrant’s common stock and 1,000,000 shares of a new class of convertible preferred stock, with voting rights equal to 51 percent of the total vote of all classes of stock entitled to vote and convertible at the discretion of the holder into 51 percent of the then outstanding common stock of Registrant at any time commencing one year after closing.  As a result of the proposed transaction, Crown City Holdings, Inc. acquired control of the Company, two of the three members of the Board of Directors resigned and were replaced by new directors, and new officers were elected.  The change of control of the Company was reported in a Schedule 14F-1 filed with the U.S. Securities and Exchange Commission (“SEC”) on June 30, 2011, and the change in directors was effective on July 11, 2011.

At the same time, the Company exchanged all of our interest in our wholly-owned operating subsidiary, Post Tension of Nevada, Inc. (PTNV), and all of our interest in the post tension concrete business, in exchange for the redemption and cancellation of 23,329,705 shares of our common stock held by our former controlling shareholders, Edward Hohman and John Hohman, and the assumption by them of all outstanding liabilities of the Company as of June 30, 2011.  Effective August 1, 2011, the Company changed our corporate name to Crown City Pictures, Inc. and obtained a new trading symbol (CCPI) by application filed with the Financial Industry Regulatory Association (FINRA), effective October 7, 2011.

Crown City Florida, incorporated in Florida on April 27, 2011 as Century City Pictures, Inc., is a holding company with two operating subsidiaries in the movie and film industry, United Front, LLC and The Uprising Film and Television, LLC (“The Uprising”). On May 2, 2011, Century City Pictures, Inc. changed our name to Crown City Pictures, Inc. United Front, LLC was incorporated in California on December 22, 2006 and was contributed to Crown City Florida on June 5, 2011 by Holdings.  The Uprising was formed in California on May 5, 2011 and was contributed to Crown City Florida on June 27, 2011 by Holdings.  The Uprising acquisition was rescinded by mutual agreement on April 3, 2012, and no operating or financial information regarding The Uprising is included in these financial statements accordingly. As a result of the acquisition of Crown City Florida, the Company is now engaged in the business of development and production of independent motion pictures, feature-length documentaries, reality television series, commercials and emerging online branded content, feature films, action sports programs and events, music television, reality based series and documentaries.

In management’s opinion, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation to make the Company’s financial statements not misleading have been included.

Basis of Accounting

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company and our wholly owned subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting periods. Actual results could differ from those estimates and those differences could be material.

Development Stage Enterprises

Development Stage

The Company is currently a development stage entity as defined under accounting standards, as it continues development activities related to the development and production of independent films.  As required for development stage enterprises, the statements of operations, cash flows and changes in stockholders’ equity (deficit) are presented on a cumulative basis from inception.

Going Concern Note

Going Concern

The accompanying consolidated financial statements of the Company have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has suffered an operating loss, has operating cash outflows, and negative working capital and stockholders’ equity.  Our ability to continue as a going concern is dependent upon achieving profitable operations and generating positive cash flows. The level of operations may not sustain the Company’s expenses and it may have to borrow additional funds to meet our cash needs. These factors, among others, could affect our ability to continue as a going concern.

There can be no assurances that the Company will be able to achieve profitable operations or obtain additional funding.  These factors create substantial doubt about the Company’s ability to continue as a going concern.  The consolidated financial statements do not include any adjustments that might result from the outcome of the uncertainty.

Accounting Changes and Error Corrections	3 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections:
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Recent Accounting Pronouncements

ASU 2011-5, Statement of Comprehensive Income, was effective for the first quarter of 2012, but the guidance, which required companies to present net income and comprehensive income in one continuous statement or two consecutive statements, had no impact on the Company’s financial statements.

In July 2012, the FASB issued ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”, which provides an entity the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company is currently assessing the impact ASU 2012-02 will have on its financial statements, but does not expect a significant impact from adoption of the pronouncement.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial condition or the results of our operations.

Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies:
Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

Cash includes all cash and highly liquid investments with original maturities of three months or less.  The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses on these accounts.

Receivables, Policy

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to our customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on managements’ assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

Property, Plant and Equipment, Policy

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation and amortization on property and equipment are determined using the straight-line method over the three to seven year estimated useful lives of the assets.

Impairment or Disposal of Long-Lived Assets, Policy

Impairment of Long-Lived Assets

The Company reviews our long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable. The Company evaluates, at each balance sheet date, whether events and circumstances have occurred which indicate possible impairment. The Company uses an estimate of future undiscounted net cash flows of the related asset or group of assets over the estimated remaining life in measuring whether the assets are recoverable. If it is determined that an impairment loss has occurred based on expected cash flows, such loss is recognized in the statement of operations.

Revenue Recognition, Policy

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 926-605 on revenue recognition for entertainment films. Revenue from the sale of film and television programming rights and license arrangements will be recognized only when persuasive evidence of a sale or arrangement with a customer exists, the project is complete, the contractual delivery arrangements have been satisfied, the license period has commenced if applicable, the arrangement fee is fixed or determinable, collection of the arrangement fee is reasonably assured, and other conditions as specified in the respective agreements have been met.

Revenue from production services for third parties is recognized when the production is completed and delivered. All associated production costs are deferred and charged against income when the film is delivered and the related revenue is recognized.

Fees for other services provided to third parties are recognized as revenues when the services are performed and there is reasonable assurance over the collection of the fees.

Cash received in advance of meeting the revenue recognition criteria described above is recorded as deferred revenue.

Income Tax, Policy

Income Taxes

Income taxes are accounted for in accordance with the provisions of FASB ASC Topic 740-10. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized, but no less than quarterly. Due to the uncertainty whether the accumulated losses will be available to offset future revenues, no deferred tax asset has been reported.

The Company follows the provisions of FASB ASC 740-10-50 and has performed a comprehensive review of our uncertain tax positions in accordance with recognition and measurement standards established by the codification. In this regard, an uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed tax return, or expected to be taken in a tax return, that has not been reflected in measuring income tax expense for financial reporting purposes. The Company does not expect any reasonably possible material changes to the estimated amount of liability associated with uncertain tax position. The Company’s continuing policy is to recognize accrued interest and penalties related to income tax matters in income tax expense.

Earnings Per Share, Policy

Basic and Diluted Earnings/ (Loss) Per Share

Net earnings and loss per share is computed in accordance with FASB ASC 260-10 and requires the presentation of both basic and diluted earnings per share. Basic net earnings and loss per common share is computed using the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur through the potential effect of common shares issuable upon the exercise of stock options, warrants and convertible securities. The calculation assumes: (i) the exercise of stock options and warrants based on the treasury stock method; and (ii) the conversion of convertible preferred stock only if an entity records earnings from continuing operations, as such adjustments would otherwise be anti-dilutive to earnings per share from continuing operations.

Debt	3 Months Ended
Jun. 30, 2012
Debt:
Debt Disclosure

In October 2011, the Company entered into an arrangement with CF Consulting, LLC in which the Company promised to pay an aggregate of $37,973 which is comprised of $37,500, the original principal balance from a prior note, and accrued interest of $473 also relating to the prior note. The Company recorded the note issuances as consulting expenses of $37,973 in the consolidated statement of operations. Interest was payable at 5% per annum on the principal balance due in a lump sum at December 1, 2013.  The indebtedness, including accrued but unpaid interest, was convertible into common stock at $.02 per share. The convertible note had a beneficial conversion feature, resulting in a debt discount of $37,500 to be amortized to interest expense over the life of the note. In March, 2012, CF Consulting, LLC sold the convertible note to Crystal Falls Investments, LLC and the Company issued a replacement note on the same terms to Crystal Falls for $37,973, including interest of $473 to the date of the new note, except that the interest rate on the new note was increased from 5 to 8 percent.  Additional interest accrued on the prior note of $940 was transferred to Crystal Falls and remains outstanding. The Company has accrued interest of $1,697 on the note for the period from inception (April 27, 2011) to June 30, 2012.  The conversion rate under the new note was a fixed rate of $0.02 per share, which was the fair market value of the Company’s common stock on the date of the note. The remaining debt discount of $29,166 of the prior note was cancelled and charged to interest expense.

In February 2012, the Company borrowed the sum of $12,500 from Crystal Falls and issued a convertible promissory note for that amount, plus interest, due in a lump sum at February 28, 2014.  The indebtedness, including accrued but unpaid interest, is convertible into common stock at $.01 per share. The Company accrued interest of $359 on the note for the period from inception (April 27, 2011) to June 30, 2012. The conversion rate under the new note was a fixed rate of $0.01 per share, which was the fair market value of the Company’s common stock on the date of the note.

In March 2012, the Company borrowed the sum of $12,500 from Crystal Falls and issued our convertible promissory note for that amount, plus interest, due in a lump sum at June 30, 2014. Interest is payable at 8% per annum on the principal balance.  The indebtedness, including accrued but unpaid interest, is convertible into common stock at $.01 per share. The Company accrued interest of $332 on the note for the period from inception (April 27, 2011) to June 30, 2012. The conversion rate under the new note was a fixed rate of $0.01 per share, which was the fair market value of the Company’s common stock on the date of the note.

Other Income and Expenses	3 Months Ended
Jun. 30, 2012
Other Income and Expenses:
Interest and Other Income

Other Comprehensive Income

The Company has no components of other comprehensive income and, accordingly, no Statement of Comprehensive Income has been included in the accompanying consolidated financial statements.

Income Taxes	3 Months Ended
Jun. 30, 2012
Income Taxes:
Income Tax Disclosure

The Company accounts for income taxes in accordance with accounting standards for Accounting for Income Taxes which require the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax loss and tax credit carry-forwards. Additionally, the standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The following is a reconciliation of income taxes computed using the statutory Federal rate to the income tax expense in the financial statements for June 30, 2012:

Income tax provision at the federal statutory rate	34%
Income tax provision at the state statutory rate	4%
Effect of operating losses	(38%)

The following is a schedule of deferred tax assets as of June 30, 2012:

Net operating loss	$331,422
Future tax benefit at 34%	112,683
Less: Valuation allowance	(112,683)
Net deferred tax asset	$--

As a result of the distribution of the post tension business and all related assets and liabilities and the acquisition of Crown City Pictures, Inc., Crown City Pictures, Inc. is treated as the surviving entity for reverse merger accounting purposes, and both of APTI’s net operating losses for prior periods and the valuation allowance were eliminated as of June 30, 2011.

Under Sections 382 and 269 (the ‘shell corporation’ rule) of the Code following an ‘ownership change,’ special limitations (‘Section 382 Limitations’) apply to the use by a corporation of its net operating loss, or NOL, carry-forwards arising before the ownership change and various other carry-forwards of tax attributes (referred to collectively as the ‘Applicable Tax Attributes’).  As a result of the June 30, 2011 transactions, the Company experienced an ownership change, and Section 382 Limitations will apply to the Applicable Tax Attributes of the Company.

Fair Value Measures and Disclosures	3 Months Ended
Jun. 30, 2012
Fair Value Measures and Disclosures:
Fair Value Disclosures

Accounting principles generally accepted in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1. We value assets and liabilities included in this level using dealer and broker quotations, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Recurring Fair Value Measurements

In accordance with accounting principles generally accepted in the United States, certain assets and liabilities are required to be recorded at fair value on a recurring basis. The Company does not currently have any such assets or liabilities.

Leases	3 Months Ended
Jun. 30, 2012
Leases:
Leases of Lessee Disclosure

The Company formerly leased office space in Los Angeles County, California, for our then two operating subsidiaries under an operating lease with lease terms that extend through July 31, 2013. As part of the rescission of the acquisition of The Uprising on April 3, 2012, The Uprising assumed all responsibility under that lease and has agreed to indemnify the Company for any losses or liabilities. The Company has no operating leases as a result and maintains our sole offices in Florida with a consultant providing legal, financial and administrative support for the Company.

Related Party Disclosures	3 Months Ended
Jun. 30, 2012
Related Party Disclosures:
Related Party Transactions Disclosure

During the period from inception (April 27, 2011) and ending June 30, 2012, the Company received net cash advances of $68,313 from its parent company. These advances are non-interest bearing and due upon demand.

Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events:
Subsequent Events

On July 17, 2012, the Company entered into a one year line of credit agreement with Crystal Falls Investments, LLC in the total amount of $250,000 with a term of one year.  Under the agreement and related convertible promissory note, interest on any borrowings under the note bear interest from the date of the draw at 8 percent per annum until paid or converted, and the Company may repay any draws at any time without penalty.  As consideration for the funding commitment, the Company agreed to reduce the conversion rate on the March 2012 promissory note held by Crystal Falls from $0.02 per share to $0.01 per share, which was the current fair market value of the Company’s common stock.

On July 18, 2012, Crystal Falls Investments partially exercised its conversion rights under the convertible note dated March 2012.  A total of $13,740 in principal on the note was converted into 1,373,985 shares of common stock, leaving a remaining principal balance due on the March 2012 note of $24,233. As a result, a total of 32,616,160 common shares were issued and outstanding at the date of this report.

The total note principal due to Crystal Falls as of July 18, 2012 was $49,233, which is convertible into 4,923,300 common shares.